Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE
Revenue	$ 6,575,095
Total revenue	6,575,095
COST OF REVENUE AND RELATED TAX	6,166,197
GROSS PROFIT	408,898
OPERATING EXPENSES
General and administrative expenses	21,628,718	78,136
Total operating expenses	21,628,718	78,136
LOSS FROM OPERATIONS	(21,219,820)	(78,136)
OTHER INCOME (EXPENSE)
Interest income	196	21
Other expenses, net	(1,464)
Loss on disposal of subsidiaries	(22,119,583)
Total other expense, net	(22,120,851)	21
LOSS BEFORE INCOME TAX PROVISION	(43,340,671)	(78,115)
Income tax expense	2,844
LOSS FROM CONTINUING OPERATIONS	(43,343,515)	(78,115)
Income from discontinued operation (net of tax)	1,425,125	1,589,509	2,016,100
NET (LOSS) INCOME	(41,918,390)	1,511,394	2,016,100
Net (loss) income attributable to the noncontrolling interest	331,044	15,880	195,140
Continuing operations	(582)
Discontinued operations	331,626	15,880	195,140
Net (loss) income attributable to common shareholders	(42,249,434)	1,495,514	1,820,960
Continuing operations	(43,342,933)	(78,115)
Discontinued operations	1,093,499	1,573,629	1,820,960
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation income(loss)	4,972,897	(393,841)	(1,770,360)
Other comprehensive income(loss), net of tax	4,972,897	(393,841)	(1,770,360)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (36,945,493)	$ 1,117,553	$ 245,740
Earnings per common share - basic and diluted
Continuing operations - basic (in Dollars per share)	$ (38.51)	$ (0.08)
Continuing operations - diluted (in Dollars per share)	(38.51)	(0.08)
Discontinued operations - basic (in Dollars per share)	1.27	1.59	2.02
Discontinued operations - diluted (in Dollars per share)	$ 1.27	$ 1.59	$ 2.02
Weighted average shares - basic (in Shares)	1,125,647	1,000,000	1,000,000
Weighted average shares - diluted (in Shares)	1,125,647	1,000,000	1,000,000